DELAWARE ECONOMIC DEVELOPMENT AUTHORITY LOAN	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
DELAWARE ECONOMIC DEVELOPMENT AUTHORITY LOAN
DELAWARE ECONOMIC DEVELOPMENT AUTHORITY LOAN
In June 2010, in connection with the Delaware City acquisition, the Delaware Economic Development Authority (the “Authority”) granted the Company a $20,000 loan to assist with operating costs and the cost of restarting the refinery. The loan converted to a grant in tranches of $4,000 annually over a five-year period, starting at the one-year anniversary of the “certified restart date” as defined in the agreement and certified by the Authority. In December 2016, the Company received confirmation from the Authority that the final tranche had satisfied the conditions necessary to be converted to a grant. Accordingly, there was no outstanding balance under the Delaware Economic Development Authority Loan at December 31, 2016.